SCHEDULE OF SHARES AUTHORIZED UNDER STOCK OPTION PLANS BY EXERCISE PRICE RANGE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options, outstanding	52,500	53,600
Weighted average remaining contractual life, outstanding options	5 years 2 months 12 days	5 years 10 months 24 days
Number of options, exercisable	52,500	53,600
Weighted average remaining contractual life, exercisable options	5 years 2 months 12 days	5 years 10 months 24 days
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range, lower limit	$ 0.01	$ 0.01
Exercise price range, upper limit	$ 49.99	$ 49.99
Number of options, outstanding	37,000	37,000
Weighted average remaining contractual life, outstanding options	5 years 10 months 24 days	6 years 7 months 6 days
Number of options, exercisable	37,000	37,000
Weighted average remaining contractual life, exercisable options	5 years 10 months 24 days	6 years 7 months 6 days
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range, lower limit	$ 50.00	$ 50.00
Exercise price range, upper limit	$ 69.99	$ 69.99
Number of options, outstanding	14,000	15,100
Weighted average remaining contractual life, outstanding options	4 years	4 years 6 months
Number of options, exercisable	14,000	15,100
Weighted average remaining contractual life, exercisable options	4 years	4 years 6 months
Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range, lower limit	$ 70.00	$ 70.00
Exercise price range, upper limit	$ 89.99	$ 89.99
Number of options, outstanding	1,500	1,500
Weighted average remaining contractual life, outstanding options	1 year 7 months 6 days	2 years 4 months 24 days
Number of options, exercisable	1,500	1,500
Weighted average remaining contractual life, exercisable options	1 year 7 months 6 days	2 years 4 months 24 days